Transactions and balances with related parties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Schedule of compensation paid or payable to key management	The compensation paid or payable to key management for employee services is shown below:

	For the year ended December 31,
In thousands of USD	2020	2021	2022
Short-term employee benefits	3,634	4,236	3,889
Other benefits	53	81	107
Share-based compensation	15,445	9,299	5,155
Total	19,132	13,616	9,151